UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873
                                                    ------------

                              The GAMCO Growth Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2006
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE GAMCO GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006









TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     For the 12 months ended December 31, 2006, the Fund (Class AAA) returned 6.28% compared to 15.78% for the S&P 500 and 9.07% for the Russell 1000 Growth Indices. The year 2006 was a year of two markets. Fears of rising inflation and interest rates generally kept prices from advancing in the first six months of the year, as oil and commodity prices soared. Geopolitical concerns about the Middle East and North Korea also kept investors on edge and somewhat risk averse. The market (S&P 500) hit bottom on June 13th, at which point it was down 2% for the year-to-date. The back half of the year was a different story as commodity prices eased and the economy cooled, allowing interest rates to fall while giving the Fed reason to pause following seventeen consecutive rate hikes. The threatening rhetoric from Iran and North Korea quieted down as well. The result was a smart advance in share prices as the market rallied about 16% off the June low.

     As has been the pattern in recent years, the "value" style outperformed "growth" and smaller cap stocks outperformed larger cap stocks. As a large cap growth fund, The GAMCO Growth Fund's results reflect these biases. Being overweight energy and materials for most of the year helped the Fund's performance. However, the best performing sector was telecom services and we were not exposed to this area during the year, given the low earnings growth rates of most of the telecom companies. For similar reasons, we were underweight utilities and financials, two other sectors that outperformed the broader market. The Fund was overweight health care, information technology, industrials and consumer staples. All four sectors underperformed the market with health care and technology being the biggest laggards, although their returns were positive.

     The Fund's  best  performers  for the year  included  Allegheny  Technology
(+153%),  Cisco  Systems  (+60%),  Groupe Danone  (+57%),  Goldman Sachs (+57%),
Credit Suisse (+41%), Merrill Lynch (+39%), Commercial Metals (+39%), McGraw-Hill (+33%), General Dynamics (+32%), and Schlumberger (+31%). At the other end of the spectrum, hurting performance were Yahoo! (-35%), eBay (-30%), St. Jude Medical (-27%), Intel (-17%), Dell (-16%), Genzyme (-13%), Alcon (-13%), Genentech (-12%), Qualcomm (-11%), and Texas Instruments (-10%).

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President
January 22, 2007

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                   THE GAMCO GROWTH FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

                                 GAMCO Growth Fund
                                         Class AAA                 S&P 500 Index
4/10/87                                   $ 10,000                       $10,000
12/31/87                                     9,510                         8,447
12/31/88                                    13,234                         9,846
12/31/89                                    18,542                        12,961
12/31/90                                    18,173                        12,558
12/31/91                                    24,410                        16,375
12/31/92                                    25,506                        17,621
12/31/93                                    28,378                        19,394
12/31/94                                    27,414                        19,648
12/31/95                                    36,383                        27,022
12/31/96                                    43,449                        33,224
12/31/97                                    61,971                        44,304
12/31/98                                    80,426                        56,975
12/31/99                                   117,623                        68,956
12/31/00                                   105,191                        62,681
12/31/01                                    79,840                        55,235
12/31/02                                    52,862                        43,033
12/31/03                                    69,450                        55,371
12/31/04                                    72,707                        61,390
12/31/05                                    80,196                        64,404
12/31/06                                    85,232                        74,567

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS

---------------------------------------------------------------------------------------------------------------------
                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                                                                                                             Since
                                                                                                           Inception
                                                Quarter    1 Year    3 Year    5 Year   10 Year   15 Year  (4/10/87)
---------------------------------------------------------------------------------------------------------------------
   GAMCO GROWTH FUND CLASS AAA (B) ............  5.73%     6.28%     7.06%     1.32%    6.97%      8.70%    11.48%
   S&P 500 Index ..............................  6.69     15.78     10.43      6.18     8.42      10.63     10.71
   Russell 1000 Growth Index ..................  5.93      9.07      6.87      2.69     5.44       8.02      9.41

   Class A ....................................  5.73      6.28      7.08      1.32     6.98       8.70     11.48
                                                (0.35)(c)  0.17(c)   4.98(c)   0.13(c)  6.34(c)    8.27(c)  11.14(c)

   Class B ....................................  5.53      5.50      6.27      0.86     6.73       8.53     11.35
                                                 0.53(d)   0.50(d)   5.37(d)   0.47(d)  6.73(d)    8.53(d)  11.35(d)

   Class C ....................................  5.53      5.50      6.27      0.86     6.73       8.53     11.35
                                                 4.53(e)   4.50(e)   6.27      0.86     6.73       8.53     11.35

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED. YOU CAN NOT INVEST DIRECTLY IN AN INDEX.
 (b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE ONLY OFFERED TO INVESTORS WHO ARE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, FIFTEEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, 0%, AND 0%, RESPECTIVELY OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

--------------------------------------------------------------------------------

THE GAMCO GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                              Beginning       Ending      Annualized   Expenses
                            Account Value  Account Value   Expense   Paid During
                              07/01/06       12/31/06       Ratio      Period*
--------------------------------------------------------------------------------
THE GAMCO GROWTH FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA                    $1,000.00      $1,068.00       1.38%      $ 7.19
Class A                      $1,000.00      $1,068.00       1.39%      $ 7.25
Class B                      $1,000.00      $1,064.00       2.14%      $11.13
Class C                      $1,000.00      $1,064.00       2.13%      $11.08
HYPOTHETICAL 5% RETURN
Class AAA                    $1,000.00      $1,018.25       1.38%      $ 7.02
Class A                      $1,000.00      $1,018.20       1.39%      $ 7.07
Class B                      $1,000.00      $1,014.42       2.14%      $10.87
Class C                      $1,000.00      $1,014.47       2.13%      $10.82

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

THE GAMCO GROWTH FUND

Financial ....................................... 17.5%
Industrial ...................................... 14.4%
Software & Services ............................. 13.2%
Energy ..........................................  8.6%
Consumer Staples ................................  8.2%
Retail ..........................................  6.0%
Health Care Equipment & Services ................  5.7%
Media ...........................................  4.4%
Pharmaceuticals & Biotechnology .................  4.3%
Communications Equipment ........................  3.4%
Semiconductors ..................................  3.2%
U.S. Government Obligations .....................  2.6%
Materials .......................................  2.6%
Hotels and Gaming ...............................  2.3%
Computers & Peripheral ..........................  2.1%
Telecommunications ..............................  1.3%
Auto & Components ...............................  0.5%
Other Assets and Liabilities (Net) .............. (0.3)%
                                                 -------
                                                 100.0%
                                                 =======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              COMMON STOCKS -- 97.7%
              CONSUMER DISCRETIONARY -- 13.2%
              AUTO & COMPONENTS -- 0.5%
      50,000  Harman International
                Industries Inc. ...........$  4,153,590  $  4,995,500
                                           ------------  ------------
              HOTELS AND GAMING -- 2.3%
     215,000  Hilton Hotels Corp. .........   6,210,821     7,503,500
     130,000  Marriott International Inc.,
                Cl. A .....................   4,964,584     6,203,600
     130,000  Starwood Hotels & Resorts
                Worldwide Inc. ............   7,880,750     8,125,000
                                           ------------  ------------
                                             19,056,155    21,832,100
                                           ------------  ------------
              MEDIA -- 4.4%
     230,000  Comcast Corp., Cl. A+ .......   8,828,042     9,735,900
     290,000  News Corp., Cl. B ...........   5,837,170     6,455,400
     100,000  The McGraw-Hill
                Companies Inc. ............   2,638,875     6,802,000
     545,000  Time Warner Inc. ............   9,589,556    11,870,100
     180,000  Viacom Inc., Cl. B+ .........   6,854,964     7,385,400
                                           ------------  ------------
                                             33,748,607    42,248,800
                                           ------------  ------------
              RETAIL -- 6.0%
      50,000  Best Buy Co. Inc. ...........   2,638,232     2,459,500
     240,000  Coach Inc.+ .................   7,942,623    10,310,400
     160,000  Costco Wholesale Corp. ......   8,090,259     8,459,200
     125,000  Kohl's Corp.+ ...............   8,042,267     8,553,750
     160,000  Lowe's Companies Inc. .......   4,774,856     4,984,000
     150,000  Staples Inc. ................   3,868,509     4,005,000
      90,000  Starbucks Corp.+ ............   2,540,315     3,187,800
     130,000  Target Corp. ................   6,527,605     7,416,500
     163,400  Tiffany & Co. ...............   4,421,159     6,411,816
      80,000  Urban Outfitters Inc.+ ......   2,482,067     1,842,400
                                           ------------  ------------
                                             51,327,892    57,630,366
                                           ------------  ------------
              TOTAL CONSUMER
                DISCRETIONARY ............. 108,286,244   126,706,766
                                           ------------  ------------
              CONSUMER STAPLES -- 8.2%
     195,200  Groupe Danone, ADR ..........   4,422,265     6,363,520
     330,000  PepsiCo Inc. ................  15,928,420    20,641,500
     345,000  Procter & Gamble Co. ........  18,770,627    22,173,150
      80,000  The Hershey Co. .............   4,247,481     3,984,000
     100,000  Wal-Mart Stores Inc. ........   5,020,961     4,618,000
     240,000  Walgreen Co. ................   7,534,641    11,013,600
     120,000  Whole Foods Market Inc. .....   5,929,425     5,631,600
      70,000  Wm. Wrigley Jr. Co. .........   3,369,035     3,620,400
                                           ------------  ------------
              TOTAL
                CONSUMER STAPLES ..........  65,222,855    78,045,770
                                           ------------  ------------
              ENERGY -- 8.6%
     106,000  Apache Corp. ................   5,904,360     7,050,060
      60,000  Cameron International
               Corp.+ .....................   3,116,552     3,183,000
      10,000  Diamond Offshore
               Drilling Inc. ..............     846,112       799,400
      20,000  ENSCO International Inc. ....   1,103,278     1,001,200
      90,000  EOG Resources Inc. ..........   6,740,730     5,620,500
      10,000  GlobalSantaFe Corp. .........     630,400       587,800
     120,000  Halliburton Co. .............   4,513,372     3,726,000
     210,000  Hess Corp. ..................   9,728,283    10,409,700
      75,000  McDermott
               International Inc.+ ........   3,482,355     3,814,500
     110,000  National-Oilwell
               Varco Inc.+ ................   6,823,182     6,729,800
     105,000  Noble Corp. .................   7,705,536     7,995,750
     150,000  Occidental
               Petroleum Corp. ............   7,482,776     7,324,500
      50,000  Sasol Ltd., ADR .............   2,070,546     1,845,000
     118,000  Schlumberger Ltd. ...........   5,043,783     7,452,880
      60,000  Transocean Inc.+ ............   3,500,108     4,853,400
      90,000  Weatherford
               International Ltd.+ ........   4,206,845     3,761,100
     135,000  XTO Energy Inc. .............   6,013,622     6,351,750
                                           ------------  ------------
              TOTAL ENERGY ................  78,911,840    82,506,340
                                           ------------  ------------
              FINANCIAL -- 17.5%
      70,000  Affiliated Managers
                Group Inc.+ ...............   6,953,475     7,359,100
     345,000  American Express Co. ........  15,667,564    20,931,150
     300,000  American International
                Group Inc. ................  20,264,387    21,498,000
     101,600  China Life Insurance Co.
                Ltd., ADR .................   2,380,070     5,131,816
     300,000  Citigroup Inc. ..............  14,193,587    16,710,000
     180,000  Credit Suisse Group, ADR ....  10,235,430    12,573,000
      90,000  Goldman Sachs Group Inc. ....  13,522,118    17,941,500
      50,000  Legg Mason Inc. .............   5,644,091     4,752,500
     115,000  Merrill Lynch & Co. Inc. ....   5,198,116    10,706,500
     195,900  Northern Trust Corp. ........  11,288,088    11,889,171
      70,000  SEI Investments Co. .........   3,150,029     4,169,200
     178,800  State Street Corp. ..........   8,564,508    12,058,272
     100,000  T. Rowe Price Group Inc. ....   4,117,761     4,377,000
     180,000  UBS AG ......................   7,906,730    10,859,400
     190,000  Wells Fargo & Co. ...........   6,842,617     6,756,400
                                           ------------  ------------
              TOTAL FINANCIAL ............. 135,928,571   167,713,009
                                           ------------  ------------
              HEALTH CARE -- 10.0%
              HEALTH CARE EQUIPMENT & SERVICES -- 5.7%
     110,000  Alcon Inc. ..................  11,714,300    12,294,700
     130,000  St. Jude Medical Inc.+ ......   4,687,792     4,752,800
     190,000  Stryker Corp. ...............   9,448,284    10,470,900
     210,000  UnitedHealth Group Inc. .....  10,774,917    11,283,300
     110,000  Varian Medical
                Systems Inc.+ .............   4,398,555     5,232,700
     135,000  Zimmer Holdings Inc.+ .......   9,517,973    10,581,300
                                           ------------  ------------
                                             50,541,821    54,615,700
                                           ------------  ------------

                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
              PHARMACEUTICALS & BIOTECHNOLOGY -- 4.3%
     175,000  Genentech Inc.+ .............$ 14,300,856  $ 14,197,750
      55,000  Genzyme Corp.+ ..............   3,254,081     3,386,900
      60,000  Gilead Sciences Inc.+ .......   3,899,902     3,895,800
     164,000  Johnson & Johnson ...........   8,665,669    10,827,280
      60,000  Novartis AG, ADR ............   3,618,857     3,446,400
      65,000  Novo Nordisk A/S, ADR .......   4,872,371     5,435,950
                                           ------------  ------------
                                             38,611,736    41,190,080
                                           ------------  ------------
              TOTAL HEALTH CARE ...........  89,153,557    95,805,780
                                           ------------  ------------
              INDUSTRIAL -- 14.4%
      40,000  3M Co. ......................   3,314,686     3,117,200
      45,000  C.H. Robinson
                Worldwide Inc. ............   1,029,858     1,840,050
      55,000  Caterpillar Inc. ............   2,453,473     3,373,150
     260,000  Emerson Electric Co. ........  10,996,470    11,463,400
      50,000  Expeditors International of
                Washington Inc. ...........   1,228,395     2,025,000
      90,000  FedEx Corp. .................  10,011,994     9,775,800
      35,000  Fluor Corp. .................   1,629,609     2,857,750
     132,000  General Dynamics Corp. ......   4,643,555     9,814,200
     970,000  General Electric Co. ........  33,537,890    36,093,700
     270,000  ITT Corp. ...................  12,446,819    15,341,400
     135,000  L-3 Communications
                Holdings Inc. .............   7,612,756    11,040,300
      90,000  Lockheed Martin Corp. .......   7,147,235     8,286,300
     120,000  Rockwell Collins Inc. .......   6,983,174     7,594,800
     195,000  United Technologies Corp. ...   9,358,355    12,191,400
      92,600  UTI Worldwide Inc. ..........   2,538,574     2,768,740
                                           ------------  ------------
              TOTAL INDUSTRIAL ............ 114,932,843   137,583,190
                                           ------------  ------------
              INFORMATION TECHNOLOGY -- 23.2%
              COMMUNICATIONS EQUIPMENT -- 3.4%
     946,000  Cisco Systems Inc.+ .........  18,965,226    25,854,180
      60,000  Harris Corp. ................   2,686,890     2,751,600
     111,000  QUALCOMM Inc. ...............   4,336,542     4,194,690
                                           ------------  ------------
                                             25,988,658    32,800,470
                                           ------------  ------------
              COMPUTERS & PERIPHERAL -- 2.1%
     170,000  Apple Computer Inc.+ ........  12,947,530    14,422,800
     120,000  Dell Inc.+ ..................   4,395,364     3,010,800
      90,000  Logitech International SA+ ..   2,069,367     2,573,100
                                           ------------  ------------
                                             19,412,261    20,006,700
                                           ------------  ------------
              SEMICONDUCTORS -- 3.2%
      55,000  Broadcom Corp., Cl. A+ ......   1,659,806     1,777,050
     625,000  Intel Corp. .................  22,610,350    12,656,250
     150,000  Microchip Technology Inc. ...   4,082,622     4,905,000
      80,000  NVIDIA Corp.+ ...............   3,019,844     2,960,800
     306,000  Texas Instruments Inc. ......   9,034,496     8,812,800
                                           ------------  ------------
                                             40,407,118    31,111,900
                                           ------------  ------------

                                                            MARKET
    SHARES                                     COST          VALUE
    ------                                     ----         ------
              SOFTWARE & SERVICES -- 13.2%
     475,000  Adobe Systems Inc.+ .........$ 16,654,998  $ 19,532,000
      50,000  Autodesk Inc.+ ..............   1,855,303     2,023,000
     270,000  eBay Inc.+ ..................  11,534,823     8,118,900
      79,900  Google Inc., Cl. A+ .........  23,393,530    36,792,352
   1,280,000  Microsoft Corp. .............  33,305,350    38,220,800
     135,000  NAVTEQ Corp.+ ...............   5,718,959     4,720,950
      55,000  Trimble Navigation Ltd.+ ....   2,524,326     2,790,150
     555,000  Yahoo! Inc.+ ................  19,433,128    14,174,700
                                           ------------  ------------
                                            114,420,417   126,372,852
                                           ------------  ------------
              TELECOMMUNICATIONS -- 1.3%
     235,000  Corning Inc.+ ...............   5,536,254     4,396,850
     230,000  Motorola Inc. ...............   5,794,813     4,728,800
      89,900  NeuStar Inc., Cl. A+ ........   3,114,186     2,916,356
                                           ------------  ------------
                                             14,445,253    12,042,006
                                           ------------  ------------
              TOTAL INFORMATION
                TECHNOLOGY ................ 214,673,707   222,333,928
                                           ------------  ------------
              MATERIALS -- 2.6%
      40,000  Allegheny Technologies Inc. .   1,702,076     3,627,200
     105,000  BHP Billiton Ltd., ADR ......   4,401,903     4,173,750
     133,000  Commercial Metals Co. .......   2,355,486     3,431,400
      65,000  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ........   3,495,383     3,622,450
      85,000  Newmont Mining Corp. ........   4,217,267     3,837,750
      25,000  Phelps Dodge Corp. ..........   2,498,841     2,993,000
      15,000  Rio Tinto plc, ADR ..........   2,923,215     3,187,350
                                           ------------  ------------
              TOTAL MATERIALS .............  21,594,171    24,872,900
                                           ------------  ------------
              TOTAL
                COMMON STOCKS ............. 828,703,788   935,567,683
                                           ------------  ------------
   PRINCIPAL
    AMOUNT
   -------
              U.S. GOVERNMENT OBLIGATIONS -- 2.6%
$25,113,000   U.S. Treasury Bills,
                4.845% to 4.983%++,
                01/04/07 to 04/05/07 ......  24,881,899    24,892,569
                                           ------------  ------------
              TOTAL
                INVESTMENTS -- 100.3% .....$853,585,687   960,460,252
                                           ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- (0.3)% .........................   (2,682,756)
                                                         ------------
              NET ASSETS -- 100.0% ..................... $957,777,496
                                                         ============
----------------
  +  Non-income producing security.
  ++ Represents annualized yield at date of purchase.
 ADR American Depository Receipt

                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================

ASSETS:
  Investments, at value (cost $853,585,687) ..............   $   960,460,252
  Dividends receivable ...................................           800,108
  Receivable for Fund shares sold ........................           291,992
  Prepaid expense ........................................            34,164
                                                             ---------------
  TOTAL ASSETS ...........................................       961,586,516
                                                             ---------------
LIABILITIES:
  Payable to custodian ...................................             5,560
  Payable for Fund shares redeemed .......................         1,947,083
  Payable for investment advisory fees ...................           825,301
  Payable for shareholder services fees ..................           607,447
  Payable for distribution fees ..........................           206,771
  Payable for accounting fees ............................             7,501
  Other accrued expenses .................................           209,357
                                                             ---------------
  TOTAL LIABILITIES ......................................         3,809,020
                                                             ---------------
  NET ASSETS applicable to 31,283,170
    shares outstanding ...................................   $   957,777,496
                                                             ===============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.01 par value .........   $ 1,788,297,490
  Accumulated net realized loss on investments ...........      (937,394,559)
  Net unrealized appreciation on investments .............       106,874,565
                                                             ---------------
  NET ASSETS .............................................   $   957,777,496
                                                             ===============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($956,810,868 / 31,251,086 shares
    outstanding; unlimited number of shares
    authorized) ..........................................            $30.62
                                                                      ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($276,329 / 9,022 shares outstanding;
    unlimited number of shares authorized) ...............            $30.63
                                                                      ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ...............................            $32.50
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($289,099 / 9,658 shares outstanding;
    unlimited number of shares authorized) ...............            $29.93(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($401,200 / 13,404 shares outstanding;
    unlimited number of shares authorized) ...............            $29.93(a)
                                                                      ======
------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $194,267) ............       $  12,330,420
  Interest ................................................             719,547
                                                                  -------------
  TOTAL INVESTMENT INCOME .................................          13,049,967
                                                                  -------------
EXPENSES:
  Investment advisory fees ................................          10,419,074
  Distribution fees - Class AAA ...........................           2,602,347
  Distribution fees - Class A .............................                 704
  Distribution fees - Class B .............................               2,780
  Distribution fees - Class C .............................               4,357
  Shareholder services fees ...............................           1,246,001
  Shareholder communications expenses .....................             227,713
  Custodian fees ..........................................             139,865
  Trustees' fees ..........................................              68,500
  Legal and audit fees ....................................              67,538
  Accounting fees .........................................              45,000
  Registration expenses ...................................              39,744
  Interest expense ........................................               5,501
  Miscellaneous expenses ..................................             118,584
                                                                  -------------
  TOTAL EXPENSES ..........................................          14,987,708
  Less: Custodian fee credits .............................              (2,089)
                                                                  -------------
  NET EXPENSES ............................................          14,985,619
                                                                  -------------
  NET INVESTMENT LOSS .....................................          (1,935,652)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on investments ........................         124,028,687
  Net change in unrealized appreciation/
    depreciation on investments ...........................         (60,720,080)
                                                                  -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS ........................................          63,308,607
                                                                  -------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................................       $  61,372,955
                                                                  =============

                 See accompanying notes to financial statements.

                              THE GAMCO GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                 YEAR ENDED          YEAR ENDED
                                                                              DECEMBER 31, 2006   DECEMBER 31, 2005
                                                                              -----------------   -----------------
OPERATIONS:
  Net investment loss ......................................................   $    (1,935,652)   $    (6,096,798)
  Net realized gain on investments .........................................       124,028,687        117,060,872
  Net change in unrealized appreciation/depreciation on investments ........       (60,720,080)         5,770,520
                                                                               ---------------    ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................        61,372,955        116,734,594
                                                                               ---------------    ---------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ................................................................      (244,152,530)      (424,688,588)
  Class A ..................................................................           (14,124)           192,347
  Class C ..................................................................          (176,602)           272,594
                                                                               ---------------    ---------------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS      (244,343,256)      (424,223,647)
                                                                               ---------------    ---------------
  REDEMPTION FEES ..........................................................             6,591             25,950
                                                                               ---------------    ---------------
  NET DECREASE IN NET ASSETS ...............................................      (182,963,710)      (307,463,103)
NET ASSETS:
  Beginning of period ......................................................     1,140,741,206      1,448,204,309
                                                                               ---------------    ---------------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) ............................................   $   957,777,496    $ 1,140,741,206
                                                                               ===============    ===============

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================


1. ORGANIZATION. The GAMCO Growth Fund (the "Fund"), formerly The Gabelli Growth Fund, was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences for the fiscal year ended December 31, 2006, were primarily attributable to unutilized net operating losses. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to decrease accumulated net investment loss by $1,935,652, with an offsetting adjustment to paid-in capital.

No distributions were made during the fiscal years ended December 31, 2006 and December 31, 2005.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Accumulated capital loss carryforwards .................  $(930,720,149)
        Net unrealized appreciation ............................    100,200,155
                                                                  -------------
        Total accumulated loss .................................  $(830,519,994)
                                                                  =============

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $930,720,149, which are available to reduce future required distributions of net capital gains to shareholders. $579,527,980 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012. For the fiscal year ended December 31, 2006, the Fund utilized capital loss carryforwards of $121,623,325.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                        GROSS          GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                          COST      APPRECIATION   DEPRECIATION    APPRECIATION
                          ----      ------------   ------------   --------------
   Investments .......$860,260,097  $137,814,860   $(37,614,705)   $100,200,155

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $586,744,275 and $844,487,503, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $42,561 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $495 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2006, there were no borrowings outstanding from the line of credit.

The average amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006 was $31,534 with a weighted average interest rate of 6.03%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $5,772,000.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Effective February 15, 2007, Class AAA Shares are offered only to investors who are shareholders prior to that date in one or more of the registered funds distributed by Gabelli & Company. Class AAA Shares are offered to these investors only through selected broker/dealers or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $6,591 and $25,950, respectively.

THE GAMCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                 YEAR ENDED                        YEAR ENDED
                                              DECEMBER 31, 2006                 DECEMBER 31, 2005
                                       ----------------------------       ----------------------------
                                          SHARES          AMOUNT            SHARES          AMOUNT
                                       -----------    -------------       -----------    -------------
                                                  CLASS AAA                         CLASS AAA
                                       ----------------------------       ----------------------------
Shares sold ...........................  2,450,572    $  71,744,626         4,243,927    $ 113,064,508
Shares redeemed .......................(10,762,763)    (315,897,156)      (20,096,781)    (537,753,096)
                                       -----------    -------------       -----------    -------------
  Net decrease ........................ (8,312,191)   $(244,152,530)      (15,852,854)   $(424,688,588)
                                       ===========    =============       ===========    =============

                                                   CLASS A                           CLASS A
                                       ----------------------------       ----------------------------
Shares sold ...........................      1,400    $      40,639             7,311    $     208,331
Shares redeemed .......................     (1,881)         (54,763)             (594)         (15,984)
                                       -----------    -------------       -----------    -------------
  Net increase (decrease) .............       (481)   $     (14,124)            6,717    $     192,347
                                       ===========    =============       ===========    =============


                                                   CLASS C                           CLASS C
                                       ----------------------------       ----------------------------
Shares sold ...........................      2,965    $      85,939            14,494    $     373,629
Shares redeemed .......................     (9,040)        (262,541)           (3,750)        (101,035)
                                       -----------    -------------       -----------    -------------
  Net increase (decrease) .............     (6,075)   $    (176,602)           10,744    $     272,594
                                       ===========    =============       ===========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                           INCOME FROM INVESTMENT OPERATIONS
                         --------------------------------------
                                          Net
              Net Asset               Realized and      Total
  Period        Value,       Net       Unrealized       from
   Ended      Beginning  Investment  Gain/(Loss) on  Investment   Redemption
December 31   of Period    Loss(a)    Investments    Operations     Fees(a)
-----------   ---------  ----------  -------------   ----------    ---------
CLASS AAA
   2006        $28.81     $(0.05)       $ 1.86         $ 1.81      $0.00(b)
   2005         26.12      (0.13)         2.82           2.69       0.00(b)
   2004         24.95      (0.11)         1.28           1.17       0.00(b)
   2003         18.99      (0.14)         6.10           5.96         --
   2002         28.68      (0.17)        (9.52)         (9.69)        --
CLASS A
   2006        $28.82     $(0.06)       $ 1.87         $ 1.81      $0.00(b)
   2005         26.13      (0.12)         2.81           2.69       0.00(b)
   2004(c)      24.95      (0.02)         1.20           1.18       0.00(b)
CLASS B
   2006        $28.38     $(0.27)       $ 1.82         $ 1.55      $0.00(b)
   2005         25.93      (0.32)         2.77           2.45       0.00(b)
   2004(c)      24.95      (0.28)         1.26           0.98       0.00(b)
CLASS C
   2006        $28.38     $(0.27)       $ 1.82         $ 1.55      $0.00(b)
   2005         25.93      (0.32)         2.77           2.45       0.00(b)
   2004(c)      24.95      (0.21)         1.19           0.98       0.00(b)

                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                   --------------------------------------------------

              Net Asset           Net Assets
  Period        Value,               End of       Net                      Portfolio
   Ended        End of     Total     Period    Investment    Operating      Turnover
December 31     Period    Return+  (in 000's)    Income       Expenses        Rate
-----------     -------   -------  ----------  ----------   -----------    ----------
CLASS AAA
   2006         $30.62      6.3%   $  956,811    (0.19)%       1.44%          57%
   2005          28.81     10.3     1,139,640    (0.48)        1.49           39
   2004          26.12      4.7     1,447,655    (0.46)        1.53           31
   2003          24.95     31.4     1,881,457    (0.60)        1.47           42
   2002          18.99    (33.8)    1,675,816    (0.68)        1.43           30
CLASS A
   2006         $30.63      6.3%   $      276    (0.19)%       1.44%          57%
   2005          28.82     10.3           274    (0.43)        1.47           39
   2004(c)       26.13      4.7            73    (0.09)        1.60           31
CLASS B
   2006         $29.93      5.5%   $      289    (0.94)%       2.19%          57%
   2005          28.38      9.5           274    (1.22)        2.24           39
   2004(c)       25.93      3.9           250    (1.12)        2.30           31
CLASS C
   2006         $29.93      5.5%   $      401    (0.95)%       2.19%          57%
   2005          28.38      9.5           553    (1.21)        2.23           39
   2004(c)       25.93      3.9           226    (0.88)        2.37           31

---------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) Amount represents less than $0.005 per share.
(c) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.


                 See accompanying notes to financial statements.

THE GAMCO GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Board of Trustees and Shareholders of The GAMCO Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The GAMCO Growth Fund (hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 28, 2007

THE GAMCO GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================


The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The GAMCO Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                     HELD BY TRUSTEE 4
----------------       ------------  ----------------     ----------------------                     ------------------
INTERESTED TRUSTEES 3:
---------------------

MARIO J. GABELLI       Since 1992          24        Chairman of the Board and Chief Executive     Director of Morgan
Trustee                                              Officer of GAMCO Investors, Inc. and          Group Holdings, Inc.
Age: 64                                              Chief Investment Officer - Value Portfolios   (transportation services);
                                                     of Gabelli Funds, LLC and GAMCO Asset         Chairman of the Board of
                                                     Management Inc.; Director/Trustee or Chief    Lynch Interactive
                                                     Investment Officer of other registered        Corporation (multimedia and
                                                     investment companies in the Gabelli Funds     communication services
                                                     complex; Chairman and Chief Executive         company)
                                                     Officer of GGCP, Inc.

JOHN D. GABELLI        Since 1995          10        Senior Vice President of Gabelli &            Director of GAMCO
Trustee                                              Company, Inc.                                 Investors, Inc.
Age: 62

ANTHONY TORNA, SR.     Since 1987           1        Registered Representative, Maxim Group LLC        --
Trustee                                              from 2002; Investec Ernst & Company,
Age: 80                                              2001-2002; Herzog, Heine & Geduld, Inc.
                                                     through 2000

INDEPENDENT TRUSTEES 5:
----------------------
ANTHONY J. COLAVITA    Since 1989          34        Partner in the law firm of                        --
Trustee                                              Anthony J. Colavita, P.C.
Age: 71

JAMES P. CONN          Since 1992          15        Former Managing Director and Chief            Director of First Republic
Trustee                                              Investment Officer of Financial Security      Bank (banking)
Age: 68                                              Assurance Holdings Ltd. (insurance
                                                     holding company) (1992-1998)

DUGALD A. FLETCHER      1989-1996           2        President, Fletcher & Company, Inc.           Director of Harris and
Trustee               2000-present                                                                 Harris Group, Inc.
Age: 77                                                                                            (venture capital)

ROBERT J. MORRISSEY    Since 2001           6        Partner in the law firm of Morrissey,             --
Trustee                                              Hawkins & Lynch
Age: 67

ANTHONY R. PUSTORINO   Since 1987          14        Certified Public Accountant; Professor        Director of The LGL Group, Inc.
Trustee                                              Emeritus, Pace University                     (diversified manufacturing)
Age: 81

ANTHONIE C. VAN EKRIS   1987-1989          17        Chairman of BALMAC International, Inc.            --
Trustee               1992-present                   (commodities and futures trading)
Age: 72

SALVATORE J. ZIZZA      1987-1996          25        Chairman of Hallmark Electrical               Director of Hollis-Eden
Trustee               2000-present                   Supplies Corp. (distribution of               Pharmaceuticals (biotechnology);
Age: 61                                              electrical supplies)                          Director of Earl Scheib, Inc.
                                                                                                   (automotive services)

THE GAMCO GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                       TERM OF
NAME, POSITION(S)    OFFICE AND
    ADDRESS 1         LENGTH OF                    PRINCIPAL OCCUPATION(S)
     AND AGE        TIME SERVED 2                  DURING PAST FIVE YEARS
----------------    -------------                  ----------------------
OFFICERS:
--------
BRUCE N. ALPERT       Since 1994           Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                  since 1988 and an officer of all of the registered investment companies in
Age: 55                                    the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                           since 1998

JAMES E. MCKEE        Since 1995           Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                  since 1999 and  GAMCO Asset Management Inc. since 1993; Secretary
Age: 43                                    of all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY         Since 2006           Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                  complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                    and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                           Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                           Controller of Reserve Management Corporation and Reserve Partners, Inc. and
                                           Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN    Since 2004           Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004;
Chief Compliance Officer                   Chief Compliance Officer of all of the registered investment companies
Age: 53                                    in the Gabelli Funds complex; Vice President of Goldman Sachs Asset
                                           Management from 2000 through 2004

-------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the 1940 Act. Messrs.  Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Torna is considered an interested person because he is a registered broker with a firm to which the Fund Complex (but not the Fund) pays brokerage commissions. Mario J. Gabelli and John D. Gabelli are brothers.
  4 This column includes only  directorships of companies  required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
  5 Trustees   who  are  not interested  persons  are  considered  "Independent"
    Trustees.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GAMCO GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                           Robert J. Morrissey
CHAIRMAN AND CHIEF                              ATTORNEY-AT-LAW
EXECUTIVE OFFICER                               MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                             Anthony R. Pustorino
ATTORNEY-AT-LAW                                 CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                       PROFESSOR EMERITUS
                                                PACE UNIVERSITY

James P. Conn                                   Anthony Torna
FORMER CHIEF INVESTMENT OFFICER                 MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                              Anthonie C. van Ekris
PRESIDENT                                       CHAIRMAN
FLETCHER & COMPANY, INC.                        BALMAC INTERNATIONAL, INC.

John D. Gabelli                                 Salvatore J. Zizza
SENIOR VICE PRESIDENT                           CHAIRMAN, HALLMARK ELECTRICAL
GABELLI & COMPANY, INC.                         SUPPLIES CORP.

                         OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                                 Howard F. Ward, CFA
PRESIDENT                                       PORTFOLIO MANAGER

James E. McKee                                  Peter D. Goldstein
SECRETARY                                       CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP











--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB406Q406SR

                                                                           GAMCO

                                           THE
                                           GAMCO
                                           GROWTH
                                           FUND






                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,829 for 2005 and $43,200 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,880 for 2005 and $3,100 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  Not applicable

                           (c)  100%

                           (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      The GAMCO Growth Fund
                 ---------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date              03/01/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.